Offsets	Nov. 20, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Myseum, Inc.
Form or Filing Type	S-3
File Number	333-268058
Initial Filing Date	Oct. 28, 2022
Fee Offset Claimed	$ 1,994.63
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 18,100,009.80
Termination / Withdrawal Statement	An aggregate of $1,994.63 of the amount of the registration fee was previously paid in connection with $25,000,000 of unissued securities registered under the Registrant's Prior Registration Statement. The Registrant is allowed to apply $1,994.63 toward the registration fee for this registration statement in reliance on Rule 457(p), because the $18,100,009.80 of unsold securities (and associated fees) are being moved from the Prior Registration Statement to this registration statement. Pursuant to Rule 457(p), the $1,994.63 registration fee previously paid by the Registrant relating to the unsold securities included on this registration statement will continue to be applied to such unsold securities.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Myseum, Inc.
Form or Filing Type	S-3
File Number	333-268058
Filing Date	Oct. 28, 2022
Fee Paid with Fee Offset Source	$ 1,994.63